Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2013
Entity Registrant Name	dei_EntityRegistrantName	ZIEGLER CAPITAL MANAGEMENT INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001261788
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2013
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013
ZIEGLER CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND (Prospectus Summary) | ZIEGLER CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZLSCX
ZIEGLER CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND (Prospectus Summary) | ZIEGLER CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZLSIX